Segments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segments
Total revenues	[1]	¥ 1,531,062	$ 219,923	¥ 1,377,379	¥ 1,575,092
Cost of revenues	[1]	(768,302)	(110,360)	(596,548)	(727,197)
Gross profit		762,760	109,563	780,831	847,895
Net advertising services
Segments
Total revenues	[1]	1,263,485	181,488	1,198,271	1,353,480
Cost of revenues		(638,160)	(91,666)	(517,533)	(602,945)
Gross profit		625,325	89,822	680,738	750,535
Paid services
Segments
Total revenues	[1]	267,577	38,435	179,108	221,612
Cost of revenues		(130,142)	(18,694)	(79,015)	(124,252)
Gross profit		¥ 137,435	$ 19,741	¥ 100,093	¥ 97,360

[1]	(1)Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 24): Net advertising revenues 67,393 41,482 50,700 7,283 Paid services revenues 139,149 87,131 72,454 10,407 Cost of revenues (57,057) (30,167) (26,728) (3,839) Sales and marketing expenses (748) (4,341) (4,157) (597) General and administrative expenses (6,245) (7,918) (7,045) (1,012)